SEGMENT INFORMATION - Narrative (Details)	12 Months Ended
	Dec. 31, 2019 charter numberOfSegment vessel	Dec. 31, 2019 storage_unit	Dec. 31, 2019 carrier	Dec. 31, 2018 carrier storage_unit
Segment Reporting Information [Line Items]
Number of segments | numberOfSegment	3
Number of charterers | charter	9
LNG Carriers
Segment Reporting Information [Line Items]
Number of vessels	4		4	4
FSRUs
Segment Reporting Information [Line Items]
Number of vessels	6	6		6